Commitments and Contingencies	9 Months Ended
Sep. 30, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
(11)	Commitments and Contingencies

(a) Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under certain of the Company’s debt facilities. The total balance of these restricted cash accounts was $78,712 and $97,353 as of September 30, 2020 and December 31, 2019, respectively.

(b)  Container Commitments

At September 30, 2020, the Company had commitments to purchase containers to be delivered subsequent to September 30, 2020 in the total amount of $507,830.

(c)   Distribution Expense to Managed Fleet Container Investors

The amounts distributed to the Container Investors are variable payments based upon the net operating income for each managed container (see Note 4 “Managed Container Fleet”). There are no future minimum lease payment obligations under the Company’s management agreements.